Restricted Net Assets	12 Months Ended
May 31, 2022
Receivables [Abstract]
Restricted Net Assets
25.	RESTRICTED NET ASSETS
Relevant PRC laws and regulations restrict the WFOEs and the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends, except in the event of liquidation. The balance of restricted net assets was US$513,721, US$724,854 and US$693,159 of which US$464,917, US$681,309 and US$668,831 were attributed to the paid-in
capital, additional
paid-in
capital and statutory reserves of the VIEs and US$48,804, US$43,545 and US$24,328 w
ere
attributed to the
paid-in
capital, additional
paid-in
capital and statutory reserves of the WFOEs, as of May 31, 2020, 2021 and 2022, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under the applicable PRC law, loans from the PRC companies to their offshore affiliated entities require governmental approval, and advances by the PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.